Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	ITEM 16K. CYBERSECURITY.Our Board recognizes the critical importance of maintaining the trust and confidence of our customers, clients, business partners and employees. The Board is actively involved in oversight of our risk management program, and cybersecurity represents an important component of our overall approach to risk management. Our cybersecurity policies, standards, processes and practices are fully integrated into our risk management program and are based on recognized frameworks established by the National Institute of Standards and Technology, the International Organization for Standardization and other applicable industry standards. The Board has invested resources to ensure and implement best practices information technology tools and methodologies such: firewall security, cyber security tools, DRP, BCP, MSSP and SOC services. In general, we seek to address cybersecurity risks through a comprehensive, cross-functional approach that is focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur. We have appointed a skilled Chief Information Security Officer (“CISO”), to monitor and manage the cyber security methodologies and tools and periodically conduct system penetration tests to identify weaknesses in its security envelope.

The Company is ISO/IEC 27001 certified - ISO/IEC 27001 is the world’s best-known standard for information security management systems (ISMS). The ISO/IEC 27001 standard provides the Company guidance for establishing, implementing, maintaining, and continually improving an information security management system. Conformity with ISO/IEC 27001 means that the Company puts in place a system to manage risks related to the security of data owned or handled by the Company, and that this system respects all the best practices and principles enshrined in this International Standard.

Risk Management and Strategy

As part of the critical elements of our overall risk management approach, our cybersecurity program is focused on the following key areas:

 ●Governance: As discussed in more detail under the heading “Governance,” The Board’s oversight of cybersecurity risk management is supported by the Audit Committee of the Board (the “Audit Committee”), which annually, and when relevant, periodically interacts with the Company’s ERM function, the Company’s Vice President of Global Operations and CISO, other members of management and relevant management committees and councils, including management’s Cybersecurity Council. ●The Company has appointed a certified CISO function, dedicated to review and set the relevant cyber security policies ●Collaborative Approach: The Company has implemented a comprehensive, cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner. This includes advanced methodologies and tools such as firewall security, cyber security tools, DRP, BCP, MSSP and SOC services. ●Technical Safeguards: The Company deploys technical safeguards that are designed to protect the Company’s information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.

●	Penetration Tests: The Company conducts annual extensive penetration tests, by authorized 3rd parties which are certified and highly skilled to perform such penetration tests in order to identify potential security weaknesses. The results of such testing protocols are presented to the Cybersecurity Council and operative actions are approved in order to ensure and applications for cyber security best practices.
●	Regulations and Standards: The Company is ISO/IEC 27001 certified and promotes a holistic approach to information security such as vetting people, policies, and technology. An information security management system implemented according to this standard is a tool for risk management, cyber-resilience, and operational excellence.
●	Incident Response and Recovery Planning: The Company has established and maintains comprehensive incident response and recovery plans that fully address the Company’s response to a cybersecurity incident, and such plans are tested and evaluated on a regular basis.
●	Third-Party Risk Management: The Company maintains a comprehensive, risk-based approach to identifying and overseeing cybersecurity risks presented by third parties, including vendors, service providers and other external users of the Company’s systems, as well as the systems of third parties that could adversely impact our business in the event of a cybersecurity incident affecting those third-party systems.
●	Education and Awareness: The Company provides regular, mandatory training for personnel regarding cybersecurity threats as a means to equip the Company’s personnel with effective tools to address cybersecurity threats, and to communicate the Company’s evolving information security policies, standards, processes and practices.
●	The Company has implemented an extensive Disaster Recovery Plan (“DRP”) in order to ensure a business continuity plan, in situations which its main information technology systems are shutdown or out of operation due to cyber security attack.
●	Security awareness: The Company is implementing a security awareness program. The CISO and security professionals educate employees and stakeholders on the importance of cybersecurity and data privacy. The ultimate objective is to enhance security awareness among employees and reduce the risks associated with cyberthreats. In crafting security awareness training program, the Company emphasizes to employees the criticality of protecting the organization and provide an overview of the corresponding corporate policies and procedures that covers a secured work environment and whom to contact if they discover a potential threat.
●	The Company holds a cybersecurity insurance policy which covers, amongst other, the financial and professional support in cybersecurity incidents, income lost coverage and extensive support in an incident of ransom.

We engage in the periodic assessment and testing of our policies, standards, processes and practices that are designed to address cybersecurity threats and incidents. These efforts include a wide range of activities, including audits, assessments, tabletop exercises, threat modeling, vulnerability testing, and other exercises focused on evaluating the effectiveness of our cybersecurity measures and planning. We regularly engage third parties to perform assessments on our cybersecurity measures, including information security maturity assessments, audits and independent reviews of our information security control environment and operating effectiveness. The results of such assessments, audits and reviews are periodically reported to the Audit Committee and the Board, and we adjust our cybersecurity policies, standards, processes and practices as necessary based on the information provided by these assessments, audits and reviews.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	GovernanceThe Board, in coordination with the Audit Committee, oversees our risk management process, including the management of risks arising from cybersecurity threats. The Board and the audit Committee each receive annual, and when relevant, periodic presentations and reports on cybersecurity risks, which address a wide range of topics including recent developments, evolving standards, vulnerability assessments, third-party and independent reviews, the threat environment, technological trends and information security considerations arising with respect to our peers and third parties. The Board and the Audit Committee also receive prompt and timely information regarding any cybersecurity incident that meets established reporting thresholds, as well as ongoing updates regarding any such incident until it has been addressed. On an annual basis, the Board and the Audit Committee discuss our approach to cybersecurity risk management with the members of the Cybersecurity Council, which includes the Vice President of Global Operations and the CISO.

The CISO, in coordination with the Company’s Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”) and Vice President of Global Operations, works collaboratively across the Company to implement a program designed to protect the Company’s information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with the Company’s incident response and recovery plans. To facilitate the success of the Company’s cybersecurity risk management program, multidisciplinary teams throughout the Company are deployed to address cybersecurity threats and to respond to cybersecurity incidents. Through ongoing communications with these teams, the CISO monitors the prevention, detection, mitigation and remediation of cybersecurity threats and incidents in real time, and report such threats and incidents to the Vice President of Global Operations and other Management members when appropriate.

Cybersecurity threats, including as a result of any previous cybersecurity incidents, have not materially affected or are reasonably likely to affect the Company, including its business strategy, results of operations or financial condition.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board is actively involved in oversight of our risk management program, and cybersecurity represents an important component of our overall approach to risk management.